Taxes	12 Months Ended
Jan. 31, 2022
Taxes

(9) Taxes

Significant components of the income tax benefit (provision) consist of the following (in thousands):

	Fiscal 2022		Fiscal 2021
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021 to	February 1, 2021	August 28, 2020	February 1, 2020	Fiscal year ended
	January 31, 2022	to June 11, 2021	January 31, 2021	to August 27, 2020	January 31, 2020
CURRENT:
Federal	$(8,786)	$16,632	$172	$353	$1,063
State	(5,571)	4,288	706	(21)	363
Foreign	643	1,267	121	982	1,736
Current tax provision	(13,714)	22,187	999	1,314	3,162

DEFERRED:
Federal	12,853	(14,042)	(9,224)	9,264	939
State	5,601	(6,189)	(3,145)	3,297	(871)
Foreign	(9,044)	(5,477)	(3,107)	46,818	8,527
Deferred tax (benefit) / provision	9,410	(25,708)	(15,476)	59,379	8,595
Income tax (benefit) / provision	$(4,304)	$(3,521)	$(14,477)	$60,693	$11,757

Current tax benefit for the period from June 12, 2021 through January 31, 2022 (Successor) of $13.7 million is due primarily to the reversal of income taxes payable attributable to the impacts of deferred revenue recognized for book purposes that was previously recognized for tax purposes in the predecessor period and non-taxable interest. Deferred tax expense for the period from June 12, 2021 through January 31, 2022 (Successor) of $9.4 million primarily relates to the reversal of temporary differences created by basis differences in intangible assets and deferred revenue.

Current tax expense for the period from February 1, 2021 through June 11, 2021 (Predecessor (SLH)) of $22.2 million is due primarily to the recognition of deferred revenue for tax purposes and the recording of income taxes payable for the predecessor period ended as of June 11, 2021. Deferred tax benefit for the period from February 1, 2021 through June 11, 2021 (Predecessor) of $25.7 million primarily resulted from temporary differences related to deferred revenue.

Current tax expense for the period from August 28, 2020 through January 31, 2021 (Predecessor (SLH)) of $1.0 million primarily relates to state income taxes on operating profits generated in certain state jurisdictions during the period. The federal current tax expense for the Predecessor (SLH) period was not significant due to net operating loss carryforwards that were available to offset taxable income since the reduction in certain tax attributes and tax basis in certain assets occurs on the last day of the tax year (i.e. January 31, 2021) in which the bankruptcy occurred. Deferred tax benefit for the period from August 28, 2020 through January 31, 2021 (Predecessor (SLH)) of $15.5 million primarily relates to the reversal of temporary differences created by basis differences in intangible assets and deferred revenue recorded in fresh-start accounting.

Current tax expense for the period from February 1, 2020 through August 27, 2020 (Predecessor (PL)) of $1.3 million primarily consists of other foreign location current taxes payable at countries which serve as limited risk distributors of the Company’s intellectual property as well state taxes for separate state tax filings and unitary state tax provision to return adjustments. Deferred tax expense for the period from February 1, 2020 through August 27, 2020 (Predecessor (PL)) of $59.4 million primarily resulted from the recognition of $73.4 million in consolidated tax expense from fresh-start accounting and reorganization items described above being partially offset by a tax benefit recognized upon impairment of the indefinite lived tradename asset.

Current tax expense for the fiscal year ended January 31, 2020 of $3.2 million primarily consists of state taxes for separate state tax filings and other foreign location current taxes payable in countries which serve as limited risk distributors of the Company’s intellectual property. Deferred tax expense for the year ended January 31, 2020 of $8.6 million related primarily to changes in other foreign country valuation allowances.

The following table presents the U.S. and foreign components of (loss) income before income taxes (in thousands):

	Fiscal 2022		Fiscal 2021
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021 to	February 1, 2021	August 28, 2020	February 1, 2020	Fiscal year ended
	January 31, 2022	to June 11, 2021	January 31, 2021	to August 27, 2020	January 31, 2020
Domestic	$(12,247)	$(21,838)	$(75,389)	$527,248	$(65,175)
Foreign	(50,803)	(32,122)	(28,842)	2,463,403	(653,797)
(Loss) income before income taxes	$(63,050)	$(53,960)	$(104,231)	$2,990,651	$(718,972)

A reconciliation of the relevant statutory rate to the Company’s effective tax rate is as follows:

	Fiscal 2022		Fiscal 2021
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021 to	February 1, 2021	August 28, 2020	February 1, 2020	Fiscal year ended
	January 31, 2022	to June 11, 2021	January 31, 2021	to August 27, 2020	January 31, 2020
Income tax provision (benefit) at United States (21.0%) / Luxembourg statutory rate (24.9%) / Irish Statutory rate (12.5%)	(21.0)%	(24.9)%	(24.9)%	12.5%	(12.5)%
Increase (decrease) in tax resulting from:
US State income taxes, net of federal benefit	(7.5)%	(2.5)%	(6.1)%	0.2%	(0.2)%
Foreign rate differential	5.8%	10.0%	6.5%	0.0%	(0.8)%
Global Intangible Low-Taxed Income	(1.1)%	0.0%	0.0%	0.0%	0.0%
Non-deductible expenses	0.3%	0.3%	0.5%	0.2%	1.4%
Non-deductible interest	(2.6)%	0.0%	0.0%	0.1%	0.0%
Non-deductible officer compensation	3.8%	0.0%	(0.3)%	0.0%	0.0%
Warrants	(5.8)%	0.0%	(0.7)%	0.0%	0.0%
Transaction costs	2.4%	0.1%	(8.5)%	0.0%	0.0%
Unrecognized tax benefit	7.6%	(2.4)%	(0.4)%	0.0%	0.3%
Change in valuation allowance	15.8%	7.0%	10.4%	(4.7)%	6.1%
Impairment of goodwill	0.0%	0.0%	0.0%	0.5%	5.6%
Reorganization and fresh start adjustments	0.0%	0.0%	9.8%	(7.5)%	0.0%
Return to provision adjustment	(3.5)%	5.5%	0.0%	0.7%	0.0%
Other	(1.0)%	0.4%	(0.2)%	0.0%	1.7%
Effective tax rate - provision (benefit)	(6.8)%	(6.5)%	(13.9)%	2.0%	1.6%

Deferred income taxes are provided for the effects of temporary differences between the amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of the periods presented were as follows (in thousands):

	Successor	Predecessor (SLH)
	January 31, 2022	January 31, 2021
ASSETS:
Net operating loss carryforwards	$77,586	$11,098
Deferred interest expense	58,237	35,741
Reserves and accruals	16,309	7,297
Lease liabilities	2,702	2,620
Tax credits	880	99
Transaction costs	6,049	19,609
Other intangibles	—	3,458
Gross deferred tax assets	161,763	79,922
Less: Valuation allowance	(144,717)	(57,562)
Net deferred tax assets	$17,046	$22,360
LIABILITIES:
Intangibles	$(102,819)	$(82,862)
Property and equipment, net	(5,823)	(1,834)
Accrued Interest	(4,007)	(4,522)
Right-of-use asset	(2,549)	(2,260)
Deferred revenue	—	(5,156)
Other	(1,243)	(4,299)
Gross deferred tax liabilities	(116,441)	(100,933)
Total net deferred tax liabilities, net	$(99,395)	$(78,573)

In assessing the realization of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company considered the scheduled reversal of deferred tax assets and liabilities in assessing the realization of deferred tax assets. Based on this assessment, the Company determined that it is more likely than not that the deferred tax assets in certain significant jurisdictions including Canada, France, Ireland, and the United States, will not be realized to the extent they exceed reversal of deferred tax liabilities.

As of January 31, 2022, the Company had tax effected NOLs of $82.5 million, comprised of $38.7 million for U.S. federal taxes, $14.0 million for U.S. state and local taxes and $29.8 million for the rest of the world. The aforementioned NOLs do not include uncertain tax positions. The U.S. state and local taxes NOL carryforwards expire at various dates through 2031. Certain U.S. federal, state and foreign location NOL carryforwards are not subject to expiration, while the remainder, if not utilized, will substantially expire at various dates through 2041.

As of January 31, 2022, the Company had tax effected U.S. interest expense carryforwards of $58.0 million, majority of which are subject to limitation pursuant to Section 382.

As of January 31, 2022, there were $14.3 million of unrecognized tax benefits (“UTBs”) associated with uncertain tax positions and an additional $0.8 million of accrued interest and penalties, all of which, if recognized, would affect the

Company’s effective tax rate. The Company accounts for interest and penalties related to uncertain tax positions as part of its provision for income taxes.

	Fiscal 2022		Fiscal 2021
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021 to	February 1, 2021	August 28, 2020	February 1, 2020	Fiscal year ended
	January 31, 2022	to June 11, 2021	January 31, 2021	to August 27, 2020	January 31, 2020
Unrecognized tax benefits, beginning balances	$3,115	$3,918	$3,768	$3,773	$2,081
Increases for tax positions taken during the current period	6,161	—	—	—	—
Increases for tax positions taken during a prior period	5,975	—	37	35	1,987
Decreases for tax positions taken during a prior period	—	(788)	—	(40)	(295)
Other	(64)	(15)	452	—	—
Decreases resulting from the expiration of statute of limitations	(847)	—	(339)	—	—
Unrecognized tax benefits, ending balance	$14,340	$3,115	$3,918	$3,768	$3,773

In the ordinary course of business, the Company’s income tax returns are subject to examination by the tax authorities in certain jurisdictions including the United States and Ireland. With exceptions, the Company is no longer subject to income tax examination for years before 2018 in these material jurisdictions.

The Tax Cuts & Jobs Act of 2017 created a new requirement that certain income earned by foreign subsidiaries, known as global intangible low-tax income (GILTI), must be included in the gross income of their U.S. shareholder. The FASB allows an accounting policy election of either recognizing deferred taxes for temporary differences expected to reverse as GILTI in future years or recognizing such taxes as a current-period expense when incurred. The Company has elected to treat the tax effect of GILTI as a current-period expense when incurred.

The Company generally considers the excess of its financial reporting over its tax basis in its investment in foreign subsidiaries to be essentially permanent in duration and has not computed or recorded significant taxes on repatriations of the earnings of its foreign subsidiaries. As a result of the one-time repatriation tax on foreign earnings required under the 2017 U.S. Tax Cuts and Jobs Act, the prior earnings of its foreign subsidiaries were deemed repatriated. The Company did not record a deferred tax liability for earnings of foreign subsidiaries for the period June 12, 2021 through January 31, 2022 (Successor), the period February 1, 2021 through June 11, 2021 (Predecessor), August 28, 2020 through January 31, 2021 (FY21 Successor), the period February 1, 2020 through August 27, 2020 (FY21 Predecessor) and the fiscal year ended January 31, 2020 as the Company is permanently reinvested in these jurisdictions. Provisions have not been made for income taxes on approximately $2,556 million of undistributed earnings at January 31, 2022 in foreign subsidiaries that were deemed permanently reinvested. Determination of the amount of unrecognized deferred income tax liabilities on these earnings is not practicable because such liability, if any, depends on certain circumstances existing if and when remittance occurs. A deferred tax liability will be recognized if and when the Company no longer plans to permanently reinvest these undistributed earnings.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security (“CARES”) Act was enacted and signed into law. Certain provisions of the CARES Act impacted the FY22, FY21 and FY20 income tax provision computations of the Company. The CARES Act contains modifications on the limitation of business interest for tax years beginning in 2019 and 2020. The modifications to Section 163(j) increase the allowable business interest deduction from 30% of adjusted taxable income to 50% of adjusted taxable income. This modification increased the Company’s allowable interest expense deduction.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in the accounting standards. The amendments in the ASU include removal of certain exceptions to the general principles in Topic 740 related to recognizing deferred taxes for investments, performing intraperiod tax allocation and calculating income taxes in an interim period. The ASU also clarifies and simplifies other aspects of the accounting for income taxes, including the recognition of deferred tax liabilities for outside basis differences. The amendments in this ASU are effective for annual periods in fiscal years beginning after December 15, 2020, and interim periods therein.  The adoption of this standard does not have a material impact to its consolidated financial statements.